Corporate Reorganization - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended
	Jan. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Restructuring Cost and Reserve [Line Items]
Ordinary shares issued in IPO	27,058,824
Ordinary shares, per share	$ 0.001	$ 0.0010	$ 0.0012	$ 0.0012	$ 0.001
Percentage of economic interest			2.70%
Contribution to NCLC	$ 460.0	$ 460.0
Norwegian Cruise Line Holdings Ltd.
Restructuring Cost and Reserve [Line Items]
Ownership percentage	100.00%
Percentage of economic interest	97.30%